Fair Value Measurements - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract	Dec. 31, 2010
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortality Rate Assumption	The resulting mortality factor represents an indication as to the degree to which the given life can be considered more or less impaired than a standard life having similar characteristics (e.g. gender, age, smoking, etc.). For example, a standard insured (the average life for the given mortality table) would carry a mortality rating of 100%. A similar but impaired life bearing a mortality rating of 200% would be considered to have twice the chance of dying earlier than the standard life. Historically, the Company has procured the majority of its life expectancy reports from two life expectancy report providers and only used AVS life expectancy reports for valuation purposes. Beginning in the quarter ended September 30, 2012, the Company began utilizing life expectancy reports from 21st Services for valuation purposes and began averaging or “blending,” the results of the two life expectancy reports to establish a composite mortality factor. However, when “blending” the AVS and 21st Services life expectancy reports, if the difference in the probability of mortality between the reports is greater than 150%, the Company will reduce the higher mortality factor until the difference is 150%.	As noted above, the Company takes an average, or blend, of the two life expectancy reports to derive a composite mortality factor, unless the probability of mortality between the reports is greater than 150%. In such instances and as reflected in the fair market value at December 31, 2012, the Company will cap the higher mortality factor at amount that is 150% above the lower mortality factor, which ultimately reduces the mortality factor inputted into the Company's fair value model.
Mortality rate	100.00%	100.00%
Maximum mortality rate	150.00%	150.00%
Change in fair value of portfolios		$ 9,500,000
Number of life insurance policies		214	190
Aggregate investment in life settlements		113,441,000	90,917,000
Settlements with estimated fair value		1,680,000	12,376,000
Weighted average discount rate		24.01%
Unrealized change in fair value of life settlements		(5,660,000)	570,000	10,156,000
Principal, accrued interest, and accreted origination fees, net of impairment, fair value		112,000	14,100,000
Principal, accrued interest, and accreted origination fees, net of impairment, carrying value		3,600,000	10,200,000
Provision for losses on loans receivable related to impaired loans		515,000	7,589,000	4,476,000
Impaired Loans
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Provision for losses on loans receivable related to impaired loans		515,000	7,600,000
Noninvestment grade
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of life insurance policies		6
Additional basis point risk premium		300
Structured settlements
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of life insurance policies		36
Settlements with estimated fair value		1,700,000
Weighted average discount rate		9.25%
More than two years old at December 31,2012
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of life insurance policies		45
Life expectancy reports were received
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of life insurance policies		149
Increase Due To Adjustment
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of portfolios		$ 5,800,000
Previously Premium Financed
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of life insurance policies		171
Previously Premium Financed | Minimum
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rates		16.80%
Previously Premium Financed | Maximum
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rates		33.80%
Non-Premium not Financed
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of life insurance policies		43
Non-Premium not Financed | Minimum
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rates		14.80%
Non-Premium not Financed | Maximum
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rates		21.30%
Previously had Lender Protection Insurance
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rates		24.01%
Impaired life bearing
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Mortality rate	200.00%	200.00%
Life Finance
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment term		5 years
Life Finance | Minimum
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected yield rate		12.00%
Discount rates		15.00%
Life Finance | Maximum
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected yield rate		17.00%
Discount rates		17.00%